Quarterly Report
March 31, 2021
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 6.2%
Honeywell International, Inc.	322,235	$69,947,552
Lockheed Martin Corp.	66,603	24,609,809
Northrop Grumman Corp.	155,060	50,183,618
Raytheon Technologies Corp.	228,312	17,641,668
		$162,382,647
Alcoholic Beverages – 1.4%
Diageo PLC	877,641	$36,170,414
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	48,482	$36,553,489
NASDAQ, Inc.	270,415	39,875,396
T. Rowe Price Group, Inc.	53,326	9,150,741
		$85,579,626
Business Services – 6.3%
Accenture PLC, “A”	249,235	$68,851,169
Equifax, Inc.	140,789	25,501,111
Fidelity National Information Services, Inc.	225,165	31,660,451
Fiserv, Inc. (a)	319,084	37,983,759
		$163,996,490
Cable TV – 3.2%
Comcast Corp., “A”	1,554,306	$84,103,498
Chemicals – 1.7%
PPG Industries, Inc.	301,947	$45,370,556
Construction – 3.5%
Masco Corp.	368,140	$22,051,586
Otis Worldwide Corp.	114,155	7,813,909
Sherwin-Williams Co.	40,088	29,585,345
Stanley Black & Decker, Inc.	163,164	32,578,956
		$92,029,796
Consumer Products – 2.3%
Colgate-Palmolive Co.	206,993	$16,317,258
International Flavors & Fragrances, Inc.	44,464	6,207,619
Kimberly-Clark Corp.	148,606	20,663,665
Reckitt Benckiser Group PLC	176,296	15,792,838
		$58,981,380
Electrical Equipment – 1.3%
Johnson Controls International PLC	570,488	$34,041,019
Electronics – 5.4%
Analog Devices, Inc.	127,523	$19,776,267
Intel Corp.	405,136	25,928,704
NXP Semiconductors N.V.	118,683	23,895,635
Texas Instruments, Inc.	382,454	72,279,981
		$141,880,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.9%
ConocoPhillips	384,581	$20,371,256
EOG Resources, Inc.	203,461	14,757,026
Pioneer Natural Resources Co.	85,890	13,641,050
		$48,769,332
Energy - Integrated – 0.6%
Chevron Corp.	150,291	$15,748,994
Food & Beverages – 3.0%
Archer Daniels Midland Co.	246,976	$14,077,632
J.M. Smucker Co.	55,535	7,026,844
Nestle S.A.	364,109	40,581,116
PepsiCo, Inc.	118,236	16,724,482
		$78,410,074
Gaming & Lodging – 0.4%
Marriott International, Inc., “A” (a)	71,424	$10,578,609
Health Maintenance Organizations – 2.4%
Cigna Corp.	257,686	$62,293,014
Insurance – 8.6%
Aon PLC	265,984	$61,205,578
Chubb Ltd.	338,093	53,408,551
Marsh & McLennan Cos., Inc.	389,621	47,455,838
Progressive Corp.	243,476	23,278,740
Travelers Cos., Inc.	259,176	38,980,071
		$224,328,778
Machinery & Tools – 4.5%
Eaton Corp. PLC	302,737	$41,862,472
Illinois Tool Works, Inc.	208,333	46,149,926
Trane Technologies PLC	183,630	30,401,783
		$118,414,181
Major Banks – 8.4%
Goldman Sachs Group, Inc.	102,964	$33,669,228
JPMorgan Chase & Co.	798,586	121,568,747
Morgan Stanley	384,009	29,822,139
PNC Financial Services Group, Inc.	187,901	32,959,714
		$218,019,828
Medical & Health Technology & Services – 1.0%
McKesson Corp.	129,049	$25,169,717
Medical Equipment – 8.3%
Abbott Laboratories	329,152	$39,445,576
Boston Scientific Corp. (a)	641,192	24,782,071
Danaher Corp.	185,207	41,686,391
Medtronic PLC	558,751	66,005,255
Thermo Fisher Scientific, Inc.	98,768	45,075,740
		$216,995,033
Other Banks & Diversified Financials – 6.6%
American Express Co.	265,197	$37,509,464
Citigroup, Inc.	807,614	58,753,919
Moody's Corp.	46,817	13,980,024
Truist Financial Corp.	390,831	22,793,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	692,778	$38,317,551
		$171,354,222
Pharmaceuticals – 7.0%
Johnson & Johnson	595,513	$97,872,562
Merck & Co., Inc.	458,059	35,311,768
Pfizer, Inc.	1,099,226	39,824,958
Roche Holding AG	33,563	10,846,763
		$183,856,051
Railroad & Shipping – 2.2%
Canadian National Railway Co.	144,052	$16,707,151
Union Pacific Corp.	180,841	39,859,165
		$56,566,316
Real Estate – 0.3%
Public Storage, Inc., REIT	37,145	$9,165,900
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	229,946	$17,770,227
Specialty Stores – 1.5%
Lowe's Cos., Inc.	210,658	$40,062,938
Telephone Services – 0.3%
Verizon Communications, Inc.	136,411	$7,932,300
Tobacco – 0.5%
Philip Morris International, Inc.	142,966	$12,686,803
Utilities - Electric Power – 6.5%
American Electric Power Co., Inc.	233,748	$19,798,456
Dominion Energy, Inc.	471,165	35,789,693
Duke Energy Corp.	588,803	56,837,154
Southern Co.	721,711	44,861,556
Xcel Energy, Inc.	202,695	13,481,244
		$170,768,103
Total Common Stocks		$2,593,426,433
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.05% (v)	15,635,275	$15,635,275

Other Assets, Less Liabilities – 0.1%		1,600,492
Net Assets – 100.0%		$2,610,662,200
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,635,275 and $2,593,426,433, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,593,426,433	$—	$—	$2,593,426,433
Mutual Funds	15,635,275	—	—	15,635,275
Total	$2,609,061,708	$—	$—	$2,609,061,708
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,323,177	$63,791,091	$78,478,993	$—	$—	$15,635,275

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,203	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.